UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21910
Claymore Exchange-Traded Fund Trust 2
(Exact name of registrant as specified in charter)

227 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)
Amy J. Lee 227 West Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (312) 827-0100

Date of fiscal year end: May 31

Date of reporting period: June 1, 2014 to August 31, 2014

Item 1.  Schedule of Investments.
Attached hereto.

Guggenheim Canadian Energy Income ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Shares	Value
COMMON STOCKS† - 99.8%
Canada - 99.8%
TransCanada Corp.	54,199	$ 2,919,427
Pembina Pipeline Corp.1	62,034	2,857,653
Enbridge, Inc.	53,917	2,695,477
Cenovus Energy, Inc.	81,680	2,611,350
Canadian Natural Resources
Ltd.	58,141	2,540,035
Crescent Point Energy Corp.1	60,086	2,492,621
Suncor Energy, Inc.	60,247	2,478,750
Inter Pipeline Ltd.1	72,992	2,441,254
Canadian Oil Sands Ltd.	110,037	2,375,724
Talisman Energy, Inc.	216,600	2,182,473
ARC Resources Ltd.1	71,633	2,075,524
Husky Energy, Inc.1	67,054	2,046,082
Baytex Energy Corp.1	37,533	1,682,281
Keyera Corp.	19,053	1,680,212
Pacific Rubiales Energy Corp.	71,246	1,486,330
Vermilion Energy, Inc.1	22,467	1,464,937
AltaGas Ltd.	27,957	1,355,389
Peyto Exploration &
Development Corp.	33,131	1,176,803
Enerplus Corp.1	46,368	1,063,931
Whitecap Resources, Inc.1	55,598	943,590
Gibson Energy, Inc.	28,009	941,164
Penn West Petroleum Ltd.1	111,887	871,579
Veresen, Inc.1	49,956	857,507
Precision Drilling Corp.	66,461	849,181
Pengrowth Energy Corp.1	119,695	764,680
Mullen Group Ltd.1	20,779	555,895
Bonavista Energy Corp.1	39,450	538,971
Trican Well Service Ltd.	33,818	489,773
Pason Systems, Inc.	14,950	477,546
Ensign Energy Services, Inc.	29,609	445,193
Surge Energy, Inc.1	49,223	393,875
Bonterra Energy Corp.1	6,214	377,165
Canadian Energy Services &
Technology Corp.1	35,874	357,831
Enerflex Ltd.	17,721	342,739
Parkland Fuel Corp.1	16,689	318,010
Enbridge Income Fund
Holdings, Inc.	10,242	305,159
Calfrac Well Services Ltd.	15,902	300,668
Trinidad Drilling Ltd.	31,289	288,444
Freehold Royalties Ltd.1	11,241	269,432
Lightstream Resources Ltd.1	45,144	261,355
Canyon Services Group, Inc.	13,272	201,389
TORC Oil & Gas Ltd.1	14,646	197,125
Savanna Energy Services
Corp.	20,206	146,597
TransGlobe Energy Corp.	16,889	114,747
Total Canada		51,235,868
Total Common Stocks
(Cost $44,698,674)		51,235,868
SECURITIES LENDING COLLATERAL†,2 - 39.9%
BNY Mellon Securities Lending
Overnight Fund,
0.1074%	20,509,185	20,509,185
Total Securities Lending Fund
(Cost $20,509,185)		20,509,185
Total Investments - 139.7%
(Cost $65,207,859)		$ 71,745,053
Other Assets & Liabilities, net - (39.7)%		(20,387,448)
Total Net Assets - 100.0%		$ 51,357,605

†	Value determined based on Level 1 inputs — See Note 2.
1	All or portion of this security is on loan at August 31, 2014 - See Note 4.
2	Securities lending collateral - See Note 4.

Guggenheim China Real Estate ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Shares	Value
COMMON STOCKS† - 98.3%
Real Estate - 86.4%
Real Estate Oper/Develop - 83.6%
Henderson Land Development
Co., Ltd.	283,924	$ 1,881,190
Sun Hung Kai Properties Ltd.	119,984	1,820,626
Hongkong Land Holdings Ltd.	260,000	1,781,001
Cheung Kong Holdings Ltd.	95,284	1,737,209
Link REIT	269,956	1,602,288
Hang Lung Properties Ltd.	460,942	1,522,566
China Overseas Land &
Investment Ltd.	512,163	1,440,637
Sino Land Company Ltd.	753,304	1,331,621
New World Development
Company Ltd.††	936,882	1,184,679
Hang Lung Group Ltd.	182,972	1,022,262
China Resources Land Ltd.	408,188	934,337
Wheelock & Company Ltd.	176,972	927,087
Swire Properties Ltd.	231,819	777,700
Country Garden Holdings
Company Ltd.	1,496,302	664,152
Shimao Property Holdings Ltd.	274,958	605,251
Kerry Properties Ltd.	160,972	598,181
Evergrande Real Estate Group
Ltd.1	1,191,194	497,986
Sino-Ocean Land Holdings Ltd.	862,874	487,654
Hopewell Holdings Ltd.	134,476	483,237
New World China Land Ltd.††	643,514	394,404
Longfor Properties Company
Ltd.	262,456	335,260
China South City Holdings Ltd.	634,000	316,585
SOHO China Ltd.	365,436	298,944
Sunac China Holdings Ltd.††,1	383,731	297,571
Guangzhou R&F Properties
Company Ltd. — Class H	222,362	267,977
Chinese Estates Holdings Ltd.	102,984	267,753
Fortune Real Estate Investment
Trust	284,958	266,568
Champion REIT	580,898	265,334
Great Eagle Holdings Ltd.	64,990	238,991
Yuexiu Property Company Ltd.	1,107,832	237,286
Agile Property Holdings Ltd.	281,962	221,199
Shui On Land Ltd.	800,672	209,720
Yuexiu Real Estate Investment
Trust	399,942	206,418
KWG Property Holding Ltd.	282,634	205,316
Poly Property Group Company
Ltd.	428,932	186,513

Hopson Development Holdings
Ltd.*	177,984	179,358
K Wah International Holdings
Ltd.	254,121	166,241
E-House China Holdings Ltd.
ADR	14,838	164,553
Kaisa Group Holdings Ltd.1	412,930	151,849
Shenzhen Investment Ltd.	469,930	149,768
Yanlord Land Group Ltd.	122,000	115,357
China Overseas Grand Oceans
Group Ltd.	172,974	108,916
Tian An China Investment
Company Ltd.	150,968	106,942
Renhe Commercial Holdings
Company Ltd.*	2,319,620	106,252
Greentown China Holdings
Ltd.††	91,974	96,838
Glorious Property Holdings Ltd.*	545,900	77,481
Total Real Estate Oper/Develop		26,939,058

Commer Banks Non-US - 2.3%
Hysan Development Company
Ltd. — Class A*	150,976	740,255

Diversified Real Estate Activities - 0.5%
Franshion Properties China
Ltd.*	573,888	155,502

Total Real Estate		27,834,815
Holding Companies-Diversified - 11.9%
Diversified Operations - 11.9%
Swire Pacific Ltd. — Class A	126,984	1,708,925
Wharf Holdings Ltd.	184,962	1,446,256
Swire Pacific Ltd. — Class B	212,468	528,007
Goldin Properties Holdings Ltd.*	282,000	150,640
Total Diversified Operations		3,833,828
Total Holding Companies-
Diversified		3,833,828
Total Common Stocks
(Cost $33,677,286)		31,668,643
SECURITIES LENDING COLLATERAL†,2 - 1.7%
BNY Mellon Securities Lending
Overnight Fund, 0.1074%	534,032	534,032
Total Securities Lending Fund
(Cost $534,032)		534,032
Total Investments - 100.0%
(Cost $34,211,318)		$ 32,202,675
Other Assets & Liabilities, net - 0.0%		(14,960)
Total Net Assets - 100.0%		$ 32,187,716

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	All or portion of this security is on loan at August 31, 2014 - See Note 4.
2	Securities lending collateral - See Note 4.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Guggenheim China Small Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Shares	Value
COMMON STOCKS† - 99.9%
Industrial - 18.3%
Zhuzhou CSR Times Electric
Company Ltd. — Class H	581,524	$ 2,014,660
Haitian International Holdings
Ltd.	752,988	1,962,588
CSR Corporation Ltd. — Class H	2,165,962	1,953,520
AviChina Industry &
Technology Company Ltd. —
Class H	2,831,928	1,688,162
China International Marine
Containers Group Co. Ltd. —
Class H	706,400	1,520,326
Shanghai Electric Group
Company Ltd. — Class H	3,319,933	1,456,459
China Resources Cement
Holdings Ltd.	2,047,965	1,408,444
Beijing Capital International
Airport Company Ltd. —
Class H	1,737,965	1,358,950
China COSCO Holdings Co.,
Ltd. — Class H1	3,043,937	1,311,813
China High Speed
Transmission Equipment
Group Co. Ltd.*	1,465,965	1,273,001
China Shipping Container Lines
Co. Ltd. — Class H*	4,424,912	1,261,789
Sinotrans Ltd. — Class H	1,840,965	1,239,956
China Shipping Development
Co. Ltd. — Class H*	1,527,965	1,076,455
Zoomlion Heavy Industry
Science and Technology
Company Ltd. — Class H1	1,687,000	1,051,362
BBMG Corp. — Class H	1,379,465	1,028,794
Sunny Optical Technology
Group Company Ltd.	749,946	1,021,842
China Singyes Solar
Technologies Holdings Ltd.	507,946	842,847
Metallurgical Corporation of
China Ltd. — Class H	3,179,933	779,581
Xinjiang Goldwind Science &
Technology Company Ltd. —
Class H††,2	495,229	778,294
China Shanshui Cement Group
Ltd.	2,025,948	745,012
Guangzhou Shipyard
International Company Ltd.
— Class H††,2	510,200	732,040
China Rongsheng Heavy
Industries Group Holdings
Ltd.*,††,1,2	4,128,419	724,457
China Zhongwang Holdings
Ltd.	1,667,965	708,064
Guangshen Railway Company
Ltd. — Class H	1,673,965	673,893
Dongfang Electric Corporation
Ltd. — Class H	396,600	662,181
China Lesso Group Holdings
Ltd.	1,132,968	649,068
Tech Pro Technology
Development Ltd.*	1,148,000	647,311
SITC International Holdings
Company Ltd.	1,364,882	611,103
Kingboard Laminates Holdings
Ltd.	1,262,968	560,584
NVC Lighting Holding Ltd.††,2	2,251,945	514,305
Greatview Aseptic Packaging
Company Ltd.	657,042	508,668
Hi Sun Technology China Ltd.*	2,118,000	505,578
Yingli Green Energy Holding
Company Ltd. ADR*,1	150,095	504,319
China Machinery Engineering
Corp. — Class H	870,000	504,029
Harbin Electric Company Ltd. —
Class H	797,972	474,655
Sinotrans Shipping Ltd.*	1,488,465	466,697
Wasion Group Holdings Ltd.	531,978	444,107
Lonking Holdings Ltd.	2,201,923	386,394
CPMC Holdings Ltd.	471,940	372,673
Chaowei Power Holdings Ltd.	699,000	367,080
Asia Cement China Holdings
Corp.	506,000	348,644
China Water Affairs Group Ltd.	926,000	333,354
China National Materials
Company Ltd. — Class H	1,371,965	327,495
First Tractor Company Ltd. —
Class H	476,000	326,745
Honghua Group Ltd.1	1,210,968	321,877
West China Cement Ltd.	2,906,010	311,218
Tianjin Port Development
Holdings Ltd.	1,795,965	298,935
Tianneng Power International
Ltd.	814,005	298,288
SOCAM Development Ltd.*	315,960	290,270
China Aerospace International
Holdings Ltd.	2,197,951	229,717
Sany Heavy Equipment
International Holdings
Company Ltd.*	911,968	198,864
Yuanda China Holdings Ltd.	2,521,996	162,706
Total Industrial		40,239,174
Consumer, Non-cyclical - 15.6%
Sihuan Pharmaceutical
Holdings Group Ltd.	5,727,976	3,835,822
China Modern Dairy Holdings
Ltd.*,1	3,973,024	1,948,026
China Medical System
Holdings Ltd.1	1,253,003	1,810,756
Zhejiang Expressway Company
Ltd. — Class H	1,689,965	1,681,210
Jiangsu Expressway Company
Ltd. — Class H	1,441,965	1,642,878
TAL Education Group ADR*,1	45,981	1,572,550
CSPC Pharmaceutical Group
Ltd.	1,737,976	1,453,144

Guggenheim China Small Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Consumer, Non-cyclical - 15.6% (continued)
Uni-President China Holdings
Ltd.1	1,528,968	$ 1,380,977
Shenzhen International
Holdings Ltd.	1,017,231	1,362,407
Shanghai Fosun
Pharmaceutical Group
Company Ltd. — Class H	395,000	1,284,362
CP Pokphand Company Ltd.1	9,623,856	1,105,170
China Agri-Industries Holdings
Ltd.	2,609,938	1,067,528
Tong Ren Tang Technologies
Company Ltd. — Class H1	680,000	954,613
Guangzhou Baiyunshan
Pharmaceutical Holdings
Company Ltd. — Class H	260,000	905,789
51job, Inc. ADR*,1	23,040	797,645
China Yurun Food Group Ltd.*,1	1,591,965	776,453
Biostime International
Holdings Ltd.1	180,551	674,432
Lijun International
Pharmaceutical Holding
Company Ltd.	1,279,889	652,318
China Shineway
Pharmaceutical Group Ltd.	360,000	624,298
Wumart Stores, Inc. — Class H	633,483	604,862
China Huiyuan Juice Group
Ltd.*	1,308,468	565,585
United Laboratories
International Holdings Ltd.*,1	727,993	559,839
Shenzhen Expressway
Company Ltd. — Class H	869,976	550,039
Hua Han Bio-Pharmaceutical
Holdings Ltd.	1,665,014	528,497
Yuexiu Transport Infrastructure
Ltd.1	850,000	517,667
Shenguan Holdings Group Ltd.	1,365,965	497,025
Vinda International Holdings
Ltd.	319,000	490,633
Tibet 5100 Water Resources
Holdings Ltd.1	1,433,006	471,496
Goodbaby International
Holdings Ltd.	862,899	428,658
Sichuan Expressway Company
Ltd. — Class H	1,045,968	349,549
Anhui Expressway Company
Ltd. — Class H	582,000	349,193
Dalian Port PDA Company Ltd.
— Class H	1,129,968	348,461
China Foods Ltd.*,1	860,000	348,432
Tenfu Cayman Holdings
Company Ltd.	762,937	345,530
Anxin-China Holdings Ltd.	2,827,938	332,048
Changshouhua Food Company
Ltd.	327,000	297,459
China Minzhong Food
Corporation Ltd.1	434,000	290,388
Real Nutriceutical Group Ltd.	937,972	278,361
Microport Scientific Corp.*	435,029	251,470
Asian Citrus Holdings Ltd.	1,054,972	224,603
China Child Care Corporation
Ltd.	608,000	165,530
Global Bio-Chem Technology
Group Company Ltd.*	2,633,953	101,958
Total Consumer, Non-cyclical		34,427,661
Financial - 15.6%
China Taiping Insurance
Holdings Company Ltd.*	1,542,968	3,754,815
China Everbright Ltd.	993,968	1,885,296
Shanghai Industrial Holdings
Ltd.	547,998	1,827,803
China South City Holdings Ltd.1	3,421,950	1,708,734
SOHO China Ltd.	1,982,465	1,621,753
Sunac China Holdings Ltd.1	2,074,003	1,608,325
Chongqing Rural Commercial
Bank — Class H	2,965,023	1,472,918
Far East Horizon Ltd.	1,785,965	1,440,266
Guangzhou R&F Properties
Company Ltd. — Class H	1,193,965	1,438,893
Yuexiu Property Company Ltd.	6,047,882	1,295,392
Agile Property Holdings Ltd.	1,519,965	1,192,414
Shui On Land Ltd.	4,368,412	1,144,220
KWG Property Holding Ltd.	1,505,651	1,093,761
Poly Property Group Company
Ltd.	2,299,948	1,000,087
Hopson Development Holdings
Ltd.*	979,968	987,536
E-House China Holdings Ltd.
ADR	79,788	884,849
Franshion Properties China
Ltd.	3,133,916	849,174
Kaisa Group Holdings Ltd.1	2,229,965	820,036
Shenzhen Investment Ltd.	2,563,945	817,138
Yanlord Land Group Ltd.	659,000	623,118
China Overseas Grand Oceans
Group Ltd.1	941,968	593,125
Renhe Commercial Holdings
Company Ltd.*	12,553,745	575,031
Yuzhou Properties Company
Ltd.	2,504,000	562,178
Greentown China Holdings Ltd.	505,483	532,214
Mingfa Group International
Company Ltd.*,1	1,852,968	499,694
CIFI Holdings Group Company
Ltd.	2,408,000	475,377
Beijing Capital Land Ltd. —
Class H	1,205,968	435,696
Glorious Property Holdings
Ltd.*	2,899,933	411,595
Wanda Commercial Properties
Group Company Ltd.*	1,435,976	411,330
China SCE Property Holdings
Ltd.	1,700,358	322,513
Shanghai Industrial Urban
Development Group Ltd.*	1,687,965	322,341
Noah Holdings Ltd. ADR*,1	21,011	320,838
Fantasia Holdings Group
Company Ltd.	2,602,445	312,287

Guggenheim China Small Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Financial - 15.6% (continued)
China Aoyuan Property Group
Ltd.	1,814,000	$ 304,278
China Galaxy Securities
Company Ltd. — Class H	414,500	302,713
Xinyuan Real Estate Co. Ltd.
ADR1	66,741	240,935
Powerlong Real Estate
Holdings Ltd.*	1,182,965	161,796
Total Financial		34,250,469
Consumer, Cyclical - 15.1%
GOME Electrical Appliances
Holding Ltd.	12,576,727	2,239,425
ANTA Sports Products Ltd.	909,972	1,747,113
Minth Group Ltd.	773,968	1,647,771
Shenzhou International Group
Holdings Ltd.	527,038	1,642,287
Shanghai Pharmaceuticals
Holding Company Ltd. —
Class H	756,472	1,551,958
Air China Ltd. — Class H	2,413,940	1,495,056
Alibaba Pictures Group
Ltd.*,††,2	6,340,000	1,317,058
Skyworth Digital Holdings Ltd.	2,269,945	1,218,424
Intime Retail Group Company
Ltd.	1,310,965	1,192,532
Digital China Holdings Ltd.	1,071,008	1,037,821
REXLot Holdings Ltd.1	8,599,845	987,576
Zhongsheng Group Holdings
Ltd.	861,000	954,303
China Travel International
Investment Hong Kong Ltd.	2,845,937	899,666
Home Inns & Hotels
Management, Inc. ADR*,1	26,290	879,663
China Dongxiang Group
Company Ltd.	3,916,936	844,020
Golden Eagle Retail Group Ltd.	625,983	769,742
China Eastern Airlines Corp.
Ltd. — Class H*	2,217,965	752,663
China Southern Airlines Co.
Ltd. — Class H	2,025,965	682,280
Newocean Energy Holdings
Ltd.1	1,137,895	650,423
Baoxin Auto Group Ltd.	874,932	649,131
Hisense Kelon Electrical
Holdings Company Ltd. —
Class H*	506,000	634,609
Li Ning Company Ltd.*,1	1,082,468	603,377
Dah Chong Hong Holdings Ltd.	950,968	590,202
China Lodging Group Ltd. ADR*	22,402	582,676
Ajisen China Holdings Ltd.	649,005	535,942
Bosideng International
Holdings Ltd.	3,375,933	535,783
China ZhengTong Auto
Services Holdings Ltd.	976,968	521,880
Parkson Retail Group Ltd.	1,575,965	520,567
Xinchen China Power Holdings
Ltd.*	942,000	520,217
Springland International
Holdings Ltd.	1,223,019	481,308
Qingling Motors Company Ltd.
— Class H	1,461,965	467,820
Xinhua Winshare Publishing
and Media Company Ltd. —
Class H	522,000	453,289
Hengdeli Holdings Ltd.1	2,389,543	431,651
China Lilang Ltd.	629,000	424,465
China Yongda Automobiles
Services Holdings Ltd.	483,460	422,941
Sinotruk Hong Kong Ltd.	774,476	406,717
XTEP International Holdings
Ltd.	763,500	357,607
Welling Holding Ltd.	1,036,000	267,350
Weiqiao Textile Co. — Class H	482,500	244,669
TCL Multimedia Technology
Holdings Ltd.*,1	616,000	236,063
Ying Li International Real
Estate Ltd.*,1	1,039,000	212,304
361 Degrees International Ltd.	708,005	208,286
Maoye International Holdings
Ltd.	1,161,965	196,406
Ports Design Ltd.	369,000	153,311
Total Consumer, Cyclical		33,168,352
Basic Materials - 10.0%
Aluminum Corp. of China Ltd.
— Class H*,1	4,638,000	1,968,868
Zijin Mining Group Company
Ltd. — Class H1	7,064,000	1,841,161
Huabao International Holdings
Ltd.	2,340,962	1,700,563
Nine Dragons Paper Holdings
Ltd.	1,965,965	1,534,692
Lee & Man Paper
Manufacturing Ltd.	2,530,965	1,489,158
Sinopec Shanghai
Petrochemical Company Ltd.
— Class H	4,123,914	1,378,159
Yingde Gases Group Company
Ltd.	1,229,965	1,315,640
China Molybdenum Co. Ltd. —
Class H	1,546,965	1,047,924
China BlueChemical Ltd. —
Class H	2,089,965	1,030,130
China Hongqiao Group Ltd.1	1,044,516	878,724
Angang Steel Company Ltd. —
Class H1	1,283,965	866,452
Hunan Nonferrous Metal
Corporation Ltd. — Class H*	1,925,965	685,879
MMG Ltd.1	1,775,965	646,210
Zhaojin Mining Industry
Company Ltd. — Class H	1,019,468	632,716
China Precious Metal
Resources Holdings Co.
Ltd.*,1	4,403,936	539,827
Dongyue Group Ltd.1	1,215,965	508,342

Guggenheim China Small Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Basic Materials - 10.0% (continued)
North Mining Shares Company
Ltd.*,1	9,959,586	$ 449,779
Maanshan Iron & Steel
Company Ltd. — Class H*	2,035,962	449,216
Sinopec Yizheng Chemical
Fibre Company Ltd. —
Class H*,††,2	2,509,947	430,731
Fufeng Group Ltd.	1,059,968	419,876
Xingda International Holdings
Ltd.	1,079,895	402,689
Sinofert Holdings Ltd.*	2,071,965	323,488
Tiangong International
Company Ltd.1	1,422,000	322,925
China Lumena New Materials
Corp.†††,1,2	4,811,917	291,814
China Sanjiang Fine Chemicals
Company Ltd.1	595,000	251,814
Yip's Chemical Holdings Ltd.	336,000	242,349
Shougang Concord
International Enterprises
Company Ltd.*	4,989,905	231,785
Billion Industrial Holdings Ltd.	469,508	199,310
Total Basic Materials		22,080,221
Communications - 9.9%
Vipshop Holdings Ltd. ADR*	20,601	4,050,775
YY, Inc. ADR*	32,310	2,742,796
Bitauto Holdings Ltd. ADR*,1	21,759	1,911,093
21Vianet Group, Inc. ADR*,1	68,449	1,869,342
ZTE Corp. — Class H	740,102	1,667,346
China Communications
Services Corp. Ltd. — Class H	2,821,937	1,361,786
SouFun Holdings Ltd. ADR1	97,832	1,128,981
E-Commerce China Dangdang,
Inc. — Class A ADR*,1	65,960	912,886
TCL Communication
Technology Holdings Ltd.	707,000	876,663
Perfect World Company Ltd.
ADR1	39,827	837,163
BYD Electronic International
Company Ltd.	712,000	661,458
Coolpad Group Ltd.	3,019,930	654,631
CITIC Telecom International
Holdings Ltd.	1,574,000	631,619
Renren, Inc. ADR*,1	152,082	507,954
Asia Satellite
Telecommunications
Holdings Ltd.	120,500	426,018
Comba Telecom Systems
Holdings Ltd.1	973,868	423,467
China All Access Holdings Ltd.	976,000	389,133
Phoenix New Media Ltd.
ADR*,1	36,927	382,194
V1 Group Ltd.*,1	3,419,336	330,897
Total Communications		21,766,202
Technology - 6.5%
Hanergy Solar Group Ltd.1	17,161,726	2,812,255
Semiconductor Manufacturing
International Corp.*,1	28,682,455	2,701,650
Kingsoft Corporation Ltd.1	876,972	2,512,052
Shunfeng Photovoltaic
International Ltd.*	1,070,000	1,353,006
TravelSky Technology Ltd. —
Class H	1,100,468	1,081,988
Shanda Games Ltd. ADR*	92,459	594,511
Ju Teng International Holdings
Ltd.	1,023,968	593,229
NetDragon Websoft, Inc.	302,460	584,615
Kingdee International Software
Group Company Ltd.*,1	1,723,965	556,107
Chinasoft International Ltd.*	1,314,021	478,125
NQ Mobile, Inc. ADR*,1	60,297	394,342
Changyou.com Ltd. ADR*,1	13,702	329,670
TPV Technology Ltd.	1,055,968	223,452
China ITS Holdings Company
Ltd.	1,232,348	203,532
Total Technology		14,418,534
Energy - 4.4%
Trina Solar Ltd. ADR*,1	88,838	1,113,141
Shougang Fushan Resources
Group Ltd.1	3,877,770	1,065,741
Sinopec Kantons Holdings Ltd.	1,173,900	983,028
Beijing Jingneng Clean Energy
Co. Ltd. — Class H	2,035,918	901,040
CIMC Enric Holdings Ltd.	668,000	739,526
JinkoSolar Holding Company
Ltd. ADR*,1	22,941	670,336
United Energy Group Ltd.*	4,463,905	645,093
SPT Energy Group, Inc.	1,087,895	553,061
China Suntien Green Energy
Corporation Ltd. — Class H	1,817,029	548,615
Anton Oilfield Services
Group/Hong Kong1	1,221,890	525,008
Hilong Holding Ltd.	762,000	412,947
JA Solar Holdings Company
Ltd. ADR*,1	40,329	373,043
COSCO International Holdings
Ltd.	671,988	327,750
Inner Mongolia Yitai Coal
Company Ltd. — Class H	152,958	241,570
ReneSola Ltd. ADR*,1	86,053	234,925
MIE Holdings Corp.1	1,194,027	200,285
Hidili Industry International
Development Ltd.*	1,105,965	129,859
Total Energy		9,664,968
Utilities - 4.1%
Datang International Power
Generation Company Ltd. —
Class H	3,897,919	2,162,674
Huadian Power International
Corporation Ltd. — Class H1	2,019,965	1,407,432
Huaneng Renewables
Corporation Ltd. — Class H	3,664,023	1,347,389
China Power International
Development Ltd.	2,885,945	1,314,476
China Oil & Gas Group Ltd.	4,859,877	852,814
China WindPower Group Ltd.*	7,700,000	705,406

Guggenheim China Small Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Utilities - 4.1% (continued)
China Datang Corporation
Renewable Power Company
Ltd. — Class H	2,904,027	$ 445,900
Tianjin Development Holdings
Ltd.	488,000	409,282
China Power New Energy
Development Company Ltd.*	5,159,640	366,161
Total Utilities		9,011,534
Diversified - 0.4%
CITIC Resources Holdings Ltd.*	3,749,936	604,817
C C Land Holdings Ltd.	1,482,965	311,895
Total Diversified		916,712
Total Common Stocks
(Cost $239,302,681)		219,943,827

SECURITIES LENDING COLLATERAL†,3 - 16.4%
BNY Mellon Securities Lending
Overnight Fund, 0.1074% $ 36,178,327		$ 36,178,327
Total Securities Lending Fund
(Cost $36,178,327)		36,178,327
Total Investments - 116.3%
(Cost $275,481,008)		$ 256,122,154
Other Assets & Liabilities, net - (16.3)%		(35,903,571)
Total Net Assets - 100.0%		$ 220,218,583

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
1	All or portion of this security is on loan at August 31, 2014 - See Note 4 .
2	Security was fair valued by the Valuation Committee at August 31, 2014. The total market value of fair valued securities amounts to $4,788,699, (cost $5,173,291) or 2.2% of total net assets.
3	Securities lending collateral - See Note 4.

ADR	American Depositary Receipt

Guggenheim Frontier Markets ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Shares	Value
COMMON STOCKS† - 87.1%
Chile - 34.4%
Enersis S.A. ADR	432,913	$ 7,320,559
Empresa Nacional de
Electricidad S.A. ADR	121,785	5,596,021
Banco Santander Chile ADR	165,811	3,956,250
Latam Airlines Group S.A.
ADR*,1	314,714	3,902,454
Cencosud S.A. ADR1	429,954	3,835,190
Banco de Chile ADR1	45,945	3,386,606
Corpbanca S.A. ADR1	135,497	2,541,924
Cia Cervecerias Unidas S.A.
ADR	74,889	1,621,347
Vina Concha y Toro S.A. ADR	25,960	998,422
Total Chile		33,158,773
Argentina - 13.6%
YPF S.A. ADR	217,846	7,197,632
Banco Macro S.A. ADR	42,288	1,477,120
Grupo Financiero Galicia S.A.
ADR1	114,636	1,453,584
Telecom Argentina S.A. ADR	47,564	895,630
BBVA Banco Frances S.A. ADR	59,525	630,370
Petrobras Argentina S.A. ADR	89,548	577,585
Cresud S.A. ADR	42,251	471,521
IRSA Inversiones y
Representaciones S.A. ADR	28,046	400,497
Total Argentina		13,103,939
Colombia - 8.9%
Ecopetrol S.A. ADR1	248,252	8,584,553
Egypt - 8.1%
Commercial International
Bank Egypt SAE GDR	872,762	5,542,039
Global Telecom Holding SAE
GDR*	593,069	2,127,932
Total Egypt		7,669,971
Nigeria - 6.3%
Guaranty Trust Bank PLC GDR	665,853	5,992,676
Kazakhstan - 5.9%
KazMunaiGas Exploration
Production JSC GDR	191,283	3,443,094
Halyk Savings Bank of
Kazakhstan JSC GDR	109,741	1,283,970
KCell JSC GDR	62,782	954,914
Total Kazakhstan		5,681,978

Peru - 5.9%
Cia de Minas Buenaventura
S.A.A. ADR	217,652	3,169,013
Grana y Montero S.A.A. ADR	114,484	1,875,248
Cementos Pacasmayo S.A.A.
ADR1	63,425	594,292
Total Peru		5,638,553
Lebanon - 1.7%
Solidere GDR*	125,823	1,585,369
United Arab Emirates - 0.9%
DAMAC Real Estate
Development Ltd. GDR	42,106	881,700
Romania - 0.8%
Societatea Nationala de Gaze
Naturale ROMGAZ S.A. GDR	73,963	798,800
Ukraine - 0.6%
MHP S.A. GDR	32,569	379,429
Avangardco Investments
Public Ltd. GDR*	26,688	234,854
Total Ukraine		614,283
Total Common Stocks
(Cost $93,592,393)		83,710,595
PREFERRED STOCKS† - 12.3%
Bancolombia S.A. ADR	121,748	7,704,213
Sociedad Quimica y Minera
de Chile S.A. ADR	108,818	2,979,437
Embotelladora Andina S.A.
ADR 1	40,454	789,258
Avianca Holdings S.A. ADR	19,777	319,596
Total Preferred Stocks
(Cost $13,845,394)		11,792,504
SECURITIES LENDING COLLATERAL†,2 - 18.8%
BNY Mellon Securities Lending
Overnight Fund, 0.1074%	18,084,687	18,084,687
Total Securities Lending Fund
(Cost $18,084,687)		18,084,687
Total Investments - 118.2%
(Cost $125,522,474)		$ 113,587,786
Other Assets & Liabilities, net - (18.2)%		(17,487,557)
Total Net Assets - 100.0%		$ 96,100,229

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
1	All or portion of this security is on loan at August 31, 2014 - See Note 4 .
2	Securities lending collateral - See Note 4.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Guggenheim International Multi-Asset Income ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Shares	Value
COMMON STOCKS† - 84.8%
Hong Kong - 11.6%
CNOOC Ltd.	303,000	$ 609,116
Hang Lung Properties Ltd.	140,000	462,444
China Resources Power
Holdings Co., Ltd.	136,000	411,502
Lenovo Group Ltd.	244,000	372,762
Hopewell Highway
Infrastructure Ltd.	721,000	360,958
Henderson Land Development
Co., Ltd.	48,300	320,020
Hutchison Telecommunications
Hong Kong Holdings Ltd.	642,000	279,161
Hutchison Whampoa Ltd.	21,000	273,130
PCCW Ltd.	390,000	248,086
China Unicom Hong Kong Ltd.	118,000	210,417
Orient Overseas International
Ltd.	33,500	199,051
Television Broadcasts Ltd.	31,100	196,027
Shun Tak Holdings Ltd.*	348,000	180,507
Total Hong Kong		4,123,181
United Kingdom - 9.3%
Man Group plc	221,182	435,283
British Sky Broadcasting Group
plc ADR	24,848	360,461
TalkTalk Telecom Group plc	70,529	354,086
Prudential plc	11,635	280,181
BT Group plc	41,468	266,518
SSE plc	9,194	231,782
Smith & Nephew plc	12,699	219,967
Royal Dutch Shell plc — Class B	4,577	193,490
Imperial Tobacco Group plc	4,370	190,654
Centrica plc	34,024	180,478
Telecity Group plc	12,421	152,855
Home Retail Group plc	49,057	149,256
Ladbrokes plc	63,803	141,034
Associated British Foods plc	2,287	108,741
ARM Holdings plc	3,193	51,490
Total United Kingdom		3,316,276
Japan - 6.9%
Casio Computer Company Ltd.1	26,800	467,455
Sumitomo Mitsui Financial
Group, Inc.	10,000	404,341
Kyocera Corp.	6,300	295,003
Toyota Motor Corp.	4,500	256,783
Isuzu Motors Ltd.	33,000	228,365
Honda Motor Co., Ltd.	6,700	226,569
Nomura Holdings, Inc.	34,100	219,072
Sekisui House Ltd.	12,600	158,645
Denso Corp.	3,000	130,327
Bridgestone Corp.	2,200	75,582
Total Japan		2,462,142
France - 5.6%
Vivendi S.A.*	9,954	259,540
Air Liquide S.A.	1,862	238,493
Cie Generale des
Etablissements Michelin —
Class B	2,020	223,902
GDF Suez	8,286	204,589
Publicis Groupe S.A.*	2,457	183,502
Safran S.A.	2,728	179,253
BNP Paribas S.A.	2,550	172,578
L'Oreal S.A.	1,012	167,959
Arkema S.A.	2,050	154,212
Lafarge S.A.	1,779	136,614
Dassault Systemes S.A.	1,348	89,489
Total France		2,010,131
Germany - 5.0%
Hannover Rueck AG	4,271	355,604
E.ON AG	10,968	199,803
Deutsche Telekom AG	12,126	181,766
MTU Aero Engines AG	2,039	178,335
RWE AG	4,539	178,048
Bayer AG	1,134	152,432
Volkswagen AG	603	135,423
SAP AG	1,506	117,435
Continental AG	457	97,818
Henkel AG & Company KGaA	1,002	95,543
adidas AG	1,101	82,722
Total Germany		1,774,929
Australia - 4.5%
Australia & New Zealand
Banking Group Ltd.	10,267	321,018
Telstra Corp., Ltd.	47,844	248,802
Westpac Banking Corp.	6,990	229,083
WorleyParsons Ltd.	14,602	224,525
National Australia Bank Ltd.
ADR	6,624	218,079
CSL Ltd.	2,922	201,883
Coca-Cola Amatil Ltd.	19,346	162,849
Total Australia		1,606,239
Mexico - 4.0%
Grupo Aeroportuario del
Sureste SAB de CV ADR	4,289	551,051
Fomento Economico Mexicano
SAB de CV ADR	3,169	307,107
Coca-Cola Femsa SAB de CV
ADR1	1,769	192,237
America Movil SAB de CV ADR	6,556	160,688
Industrias Bachoco SAB de CV
ADR	2,373	135,000
Grupo Televisa SAB ADR	2,298	85,187
Total Mexico		1,431,270
Canada - 3.5%
Baytex Energy Corp.1	10,366	462,220
Enerplus Corp.	19,048	436,580
Talisman Energy, Inc.	36,617	368,733
Total Canada		1,267,533
United States - 3.5%
Comstock Resources, Inc.	19,106	465,804
LinnCo LLC	12,388	389,603
W&T Offshore, Inc.	25,051	373,761
Total United States		1,229,168
China - 3.3%
China Petroleum & Chemical
Corp. ADR	3,728	376,528

Guggenheim International Multi-Asset Income ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Shares	Value
COMMON STOCKS† - 84.8% (continued)
China - 3.3% (continued)
Huaneng Power International,
Inc. ADR	7,260	$ 353,199
China Telecom Corp., Ltd. ADR1	3,889	239,212
TravelSky Technology Ltd. —
Class H	207,000	203,524
Total China		1,172,463
Bermuda - 2.6%
SmarTone Telecommunications
Holdings Ltd.	238,500	352,050
Cosan Ltd. — Class A	16,592	240,584
K Wah International Holdings
Ltd.	365,981	239,418
Signet Jewelers Ltd.	600	70,722
Total Bermuda		902,774
Sweden - 2.4%
Telefonaktiebolaget LM
Ericsson — Class A	23,209	276,660
Atlas Copco AB — Class A	9,218	269,086
Swedbank AB — Class A	6,316	161,269
Assa Abloy AB — Class B	2,828	143,241
Total Sweden		850,256
Chile - 2.2%
Banco de Chile ADR1	4,573	337,076
Enersis S.A. ADR	16,638	281,348
Cia Cervecerias Unidas S.A.
ADR	7,331	158,716
Total Chile		777,140
Cayman Islands - 2.1%
Agile Property Holdings Ltd.	224,000	175,728
Geely Automobile Holdings Ltd.	375,000	143,707
China State Construction
International Holdings Ltd.	86,000	138,707
ENN Energy Holdings Ltd.	14,000	98,901
Mindray Medical International
Ltd. ADR1	2,999	93,689
Himax Technologies, Inc. ADR1	9,790	81,453
Total Cayman Islands		732,185
Colombia - 1.7%
Ecopetrol S.A. ADR1	17,595	608,434
Switzerland - 1.7%
Syngenta AG	803	288,899
Zurich Insurance Group AG	728	220,185
UBS AG	4,416	79,366
Total Switzerland		588,450
Singapore - 1.5%
CapitaLand Ltd.	117,000	311,262
City Developments Ltd.	25,000	200,930
Total Singapore		512,192
Israel - 1.3%
Teva Pharmaceutical Industries
Ltd.	6,295	328,475
Delta-Galil Industries Ltd.	5,320	156,093
Total Israel		484,568
Russian Federation - 1.3%
Mobile Telesystems OJSC ADR	25,512	470,696
Spain - 1.3%
Banco Santander S.A.	30,349	303,416
Bankinter S.A.	17,347	143,975
Total Spain		447,391
India - 1.1%
ICICI Bank Ltd. ADR	4,425	236,738
HDFC Bank Ltd. ADR	1,804	89,641
Wipro Ltd. ADR	5,633	67,371
Total India		393,750
Jersey - 1.1%
Polyus Gold International Ltd.1	86,813	272,850
Shire plc	727	59,439
Randgold Resources Ltd. ADR	598	50,322
Total Jersey		382,611
Argentina - 1.1%
Cresud S.A. ADR	33,956	378,949
South Africa - 0.8%
Sasol Ltd. ADR	5,112	299,461
Indonesia - 0.8%
Telekomunikasi Indonesia
Persero Tbk PT ADR	6,477	298,330
Finland - 0.8%
Metso Oyj	7,578	297,855
Brazil - 0.7%
Ultrapar Participacoes S.A. ADR	10,155	260,070
Austria - 0.6%
Raiffeisen Bank International
AG	8,605	221,023
Taiwan, Province of China - 0.6%
Taiwan Semiconductor
Manufacturing Co., Ltd. ADR	9,876	206,803
Netherlands - 0.6%
Akzo Nobel N.V.	2,816	199,520
Italy - 0.5%
Eni SpA	7,676	191,904
Belgium - 0.5%
Ageas	4,784	160,971
Denmark - 0.3%
Novo Nordisk A/S — Class B	2,622	120,069
Total Common Stocks
(Cost $27,934,043)		30,178,734
PREFERRED STOCKS† - 1.7%
Colombia - 0.9%.
Bancolombia S.A.1.	5,236	331,334
Chile - 0.8%.
Embotelladora Andina S.A.1	13,705	267,385
Total Preferred Stocks
(Cost $661,442)		598,719
ROYALTY TRUST† - 3.3%
United States - 3.3%
BP Prudhoe Bay Royalty Trust1	4,690	454,602
SandRidge Permian Trust1	24,410	282,912
Pacific Coast Oil Trust	20,272	238,804

Guggenheim International Multi-Asset Income ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Shares	Value
ROYALTY TRUST† - 3.3% (continued)
United States - 3.3% (continued)
Enduro Royalty Trust	16,001	$ 210,733
Total United States		1,187,051
Total Royalty Trust
(Cost $1,214,196)		1,187,051
CLOSED-END FUNDS† - 9.5%
Wells Fargo Advantage Global
Dividend Opportunity Fund1	36,488	306,135
Western Asset High Income
Fund II, Inc.	30,184	279,806
Western Asset Global High
Income Fund, Inc.	20,540	260,858
Templeton Emerging Markets
Income Fund1	18,252	244,759
Templeton Global Income
Fund1	29,889	237,916
Morgan Stanley Emerging
Markets Domestic Debt
Fund, Inc.	18,071	234,562
AllianceBernstein Global High
Income Fund, Inc.1	16,646	232,377
BlackRock Corporate High Yield
Fund, Inc.	18,923	228,401

Cohen & Steers Select
Preferred and Income Fund,
Inc.1	8,436 $	219,083
BlackRock Limited Duration
Income Trust1	11,892	199,905
Nuveen Floating Rate Income
Opportunity Fund	16,472	197,499
Pioneer Floating Rate Trust1	15,691	190,646
Invesco Senior Income Trust1	39,402	189,918
Eaton Vance Senior Floating-
Rate Trust1	12,789	186,080
Nuveen Floating Rate Income
Fund1	15,813	185,486
Total Closed-End Funds
(Cost $3,452,420)		3,393,431
SECURITIES LENDING COLLATERAL†,2 - 11.5%
BNY Mellon Securities Lending
Overnight Fund, 0.1074%	4,077,843	4,077,843
Total Securities Lending Fund
(Cost $4,077,843)		4,077,843
Total Investments - 110.8%
(Cost $37,339,944)		$ 39,435,778
Other Assets & Liabilities, net - (10.8)%		(3,835,755)
Total Net Assets - 100.0%	$ 35,600,023

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
1	All or portion of this security is on loan at August 31, 2014 - See Note 4.
2	Securities lending collateral - See Note 4.

AB	Stock Company
ADR	American Depositary Receipt
AG	Stock Corporation
A/S	Limited Liability Stock Company or Stock Company
KGaA	Limited Partnership
N.V.	Publicly Traded Company
OJSC	Open Joint Stock Company
Oyj	Public Traded Company
plc	Public Limited Company
PT	Limited Liability Company
S.A.	Corporation
SpA	Limited Share Company
SAB de
CV	Publicly Traded Company

Guggenheim Shipping ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Shares	Value
COMMON STOCKS† - 81.4%
Bermuda - 25.3%
COSCO Pacific Ltd.	3,456,410	$ 4,843,340
Ship Finance International Ltd.	186,492	3,690,677
Nordic American Tankers Ltd.1	366,849	3,323,652
GasLog Ltd.	130,729	3,308,751
Tsakos Energy Navigation Ltd.	391,392	3,013,718
Avance Gas Holding Ltd.	125,678	2,797,501
Golden Ocean Group Ltd.	1,530,939	2,527,938
Stolt-Nielsen Ltd.	115,241	2,518,542
Knightsbridge Tankers Ltd.	184,989	2,267,965
Total Bermuda		28,292,084
Denmark - 21.2%
AP Moeller - Maersk A/S —
Class B	8,341	20,941,353
D/S Norden A/S	87,613	2,780,554
Total Denmark		23,721,907
Marshall Islands - 15.6%
Teekay Corp.	81,307	4,985,745
Seaspan Corp.1	139,917	3,243,276
Costamare, Inc.1	143,732	3,223,909
Navios Maritime Holdings,
Inc.1	324,047	3,065,485
Teekay Tankers Ltd. — Class A1	688,735	2,934,011
Total Marshall Islands		17,452,426
Japan - 11.4%
Nippon Yusen K.K.	2,593,000	7,637,850
Kawasaki Kisen Kaisha Ltd.	2,098,000	5,048,852
Total Japan		12,686,702
Singapore - 4.5%
Sembcorp Marine Ltd.	1,583,000	5,023,182
United States - 3.4%
Matson, Inc.	140,765	3,799,247
Total Common Stocks
(Cost $84,013,267)		90,975,548
MASTER LIMITED PARTNERSHIPS† - 18.1%
Marshall Islands - 18.1%
Teekay Offshore Partners, LP	127,894	4,506,984
Teekay LNG Partners, LP	100,735	4,371,899
Golar LNG Partners, LP	108,257	4,122,427
Navios Maritime Partners, LP	208,007	4,097,738
Capital Product Partners, LP1	284,123	3,108,306
Total Marshall Islands		20,207,354
Total Master Limited Partnerships
(Cost $16,990,255)		20,207,354
	Shares	Value
SECURITIES LENDING COLLATERAL†,2 - 9.4%
BNY Mellon Securities Lending
Overnight Fund, 0.1074%	10,477,264	10,477,264
Total Securities Lending Fund
(Cost $10,477,264)		10,477,264
Total Investments - 108.9%
(Cost $111,480,786)		$ 121,660,166
Other Assets & Liabilities, net - (8.9)%		(9,980,228)
Total Net Assets - 100.0%		$ 111,679,938

†	Value determined based on Level 1 inputs — See Note 2.
1	All or portion of this security is on loan at August 31, 2014 - See Note 4.
2	Securities lending collateral - See Note 4.

A/S	Limited Liability Stock Company or Stock Company
K.K.	Joint Stock Company

Guggenheim Timber ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Shares	Value
COMMON STOCKS† - 94.8%
United States - 33.6%
Weyerhaeuser Co.	352,688	$ 11,973,757
International Paper Co.	226,224	10,960,552
MeadWestvaco Corp.	251,139	10,798,977
Packaging Corp. of
America	155,697	10,585,839
Plum Creek Timber Company,
Inc.	246,474	10,014,239
Rayonier, Inc.	228,410	7,827,611
Domtar Corp.	170,131	6,344,185
Greif, Inc. — Class A	121,275	5,807,860
Potlatch Corp.	101,454	4,330,057
Total United States		78,643,077
Brazil - 12.9%
Fibria Celulose S.A. ADR*,1	1,107,623	11,474,975
Klabin S.A.	2,199,768	11,178,012
Duratex SA2	1,655,901	7,452,313
Total Brazil		30,105,300
Canada - 9.0%
West Fraser Timber Co.
Ltd.	214,915	10,906,726
Canfor Corp.*	337,450	7,845,576
Western Forest Products, Inc.	1,069,177	2,424,683
Total Canada		21,176,985
Japan - 8.6%
Oji Holdings Corp.	2,618,000	10,660,000
Sumitomo Forestry Co. Ltd.1	438,600	4,905,936
Nippon Paper Industries
Company Ltd.	292,100	4,718,138
Total Japan		20,284,074
Finland - 8.0%
UPM-Kymmene Oyj	626,654	9,434,651
Stora Enso Oyj — Class R	1,077,745	9,404,890
Total Finland		18,839,541
Sweden - 6.9%
Svenska Cellulosa AB — Class B	386,625	9,317,267
Holmen AB — Class B	213,621	6,830,356
Total Sweden		16,147,623
South Africa - 6.8%
Mondi Ltd.2	603,077	10,280,560
Sappi Ltd.*,1	1,324,254	5,478,607
Total South Africa		15,759,167
Ireland - 4.6%
Smurfit Kappa plc	469,900	10,686,213
Portugal - 3.8%
Portucel Empresa Produtora de
Pasta e Papel SA	2,084,604	9,014,596
Spain - 0.6%
Ence Energia y Celulosa SA1	660,957	1,501,807
Total Common Stocks
(Cost $193,987,789)		222,158,383
PREFERRED STOCKS† - 4.8%
Suzano Papel E Celulose SA	2,839,077	11,305,301
Total Preferred Stocks
(Cost $10,530,103)		11,305,301
	Shares	Value
SECURITIES LENDING COLLATERAL†,2 - 5.0%
BNY Mellon Securities Lending
Overnight Fund, 0.1074%	11,649,781	11,649,781
Total Securities Lending Fund
(Cost $11,649,781)		11,649,781
Total Investments - 104.6%
(Cost $216,167,673)		$ 245,113,465
Other Assets & Liabilities, net - (4.6)%		(10,867,246)
Total Net Assets - 100.0%		$ 234,246,219

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
1	All or portion of this security is on loan at August 31, 2014 - See Note 4.
2	Securities lending collateral - See Note 4.

ADR	American Depositary Receipt
plc	Public Limited Company

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Claymore Exchange–Traded Fund Trust 2’s (the “Trust”) policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent semiannual or annual shareholder report.

1.	Significant Accounting Policies
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. All time references are based on Eastern Time.

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of U.S. business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean of the most recent bid and ask prices on such day.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business on the valuation date. Exchange traded funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, under the Valuation Procedures, the Valuation Committee and Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Investment Adviser”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Investment Adviser, subject to review by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii)

the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker/ dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

2.	Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3— significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following tables summarize the inputs used to value the Funds’ investments as of August 31, 2014:

	Level 1 Investments In Securities	Level 2 Investments In Securities	Level 3 Investments In Securities	Total
Assets
Guggenheim Canadian Energy Income ETF	$71,745,053	$–	$–	$71,745,053
Guggenheim China Real Estate ETF	30,229,183	1,973,492	–	32,202,675
Guggenheim China Small Cap ETF	251,333,455	4,496,885	291,814	256,122,154
Guggenheim Frontier Markets ETF	113,587,786	–	–	113,587,786
Guggenheim International Multi-Asset Income ETF	39,435,778	–	–	39,435,778
Guggenheim Shipping ETF	121,660,166	–	–	121,660,166
Guggenheim Timber ETF	245,113,465	–	–	245,113,465

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they will be determined under the valuation policies that have been reviewed and approved by the Board. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Fund	Category	Ending Balance at 8/31/14	Valuation Technique	Unobservable Inputs
Guggenheim Small China Cap ETF	Common Stocks	$291,814	Last trade with adjustment	62% Discount

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current period.

The transfers in and out of the valuation levels as of August 31, 2014 compared to the valuation levels at the end of the previous fiscal year are detailed below:

Guggenheim China Small Cap ETF
Transfer from Level 1 to Level 2	$1,981,530
Transfer from Level 3 to Level 2	813,377
Transfer from Level 2 to Level 1	988,522

Except for Guggenheim China Small Cap ETF, there were no transfers between levels for the Funds for the period ended August 31, 2014.

Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended August 31, 2014:

Level 3 – Fair value measurement using significant unobservable inputs
Guggenheim China Small Cap ETF
Beginning Balance	$ 1,604,456
Realized Gain/Loss (related to Paydown)	(1,004,176)
Paydowns Received	-
Change in Unrealized Gain/Loss	504,911
Purchases	-
Transfers In	-
Transfers Out	(813,377)
Ending Balance	$ 291,814

3.	Federal Income Taxes
As of August 31, 2014, cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
	Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Guggenheim Canadian Energy Income ETF	$65,301,915	$7,699,543	($1,256,405)	$6,443,138
Guggenheim China Real Estate ETF	35,139,761	735,280	(3,672,365)	(2,937,085)
Guggenheim China Small Cap ETF	278,094,792	28,886,769	(50,859,407)	(21,972,638)
Guggenheim Frontier Markets ETF	127,900,499	9,745,660	(24,058,373)	(14,312,713)
Guggenheim International Multi-Asset Income ETF	37,451,586	3,363,835	(1,379,643)	1,984,192
Guggenheim Shipping ETF	112,840,739	13,076,718	(4,257,291)	8,819,427
Guggenheim Timber ETF	218,432,673	37,635,258	(10,954,558)	26,680,700

4.	Portfolio Securities Loaned
The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, Bank of New York Mellon (“BNY”) acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with BNY, cash collateral is invested in one or more joint repurchase agreements collateralized by obligations of the U.S. Treasury or Government Agencies and cash. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

As of August 31, 2014, the Funds participated in securities lending as follows:

	Value of Securities Loaned	Cash Collateral	Non-cash Collateral	Total Collateral
Guggenheim Canadian Energy Income ETF	$19,563,717	$20,509,185	$50,939	$20,560,124
Guggenheim China Real Estate ETF	376,239	534,032	-	534,032
Guggenheim China Small Cap ETF	33,200,634	36,178,327	-	36,178,327
Guggenheim Frontier Markets ETF	17,582,040	18,084,687	-	18,084,687
Guggenheim International Multi-Asset Income ETF	3,956,311	4,077,843	-	4,077,843
Guggenheim Shipping ETF	10,113,247	10,477,264	-	10,477,264
Guggenheim Timber ETF	11,284,110	11,649,781	-	11,649,781

Item 2.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Exchange-Traded Fund Trust 2

By:	/s/ Donald C. Cacciapaglia
  Donald C. Cacciapaglia
  Chief Executive Officer

Date:	October 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Cacciapaglia
  Donald C. Cacciapaglia
  Chief Executive Officer

Date:	October 30, 2014

By:	/s/ John L. Sullivan
  John L. Sullivan
  Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	October 30, 2014